Derivative Instruments - Additional Information (Detail)	12 Months Ended										12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Norwegian Kroner denominated bonds due May 2017 [Member] NOK	May 31, 2012 Norwegian Kroner denominated bonds due May 2017 [Member] NOK	Dec. 31, 2014 Norwegian Kroner denominated bonds due September 2018 [Member] NOK	Sep. 30, 2013 Norwegian Kroner denominated bonds due September 2018 [Member] NOK	Dec. 31, 2014 Toledo Spirit time-charter derivative [Member] USD ($)	Dec. 31, 2013 Toledo Spirit time-charter derivative [Member] USD ($)	Dec. 31, 2014 Interest Rate Swaps And Cross Currency Swaps Agreement [Member] USD ($)	Dec. 31, 2014 Cross currency swap agreement [Member] USD ($)	Dec. 31, 2013 Cross currency swap agreement [Member] USD ($)	Dec. 31, 2012 Cross currency swap agreement [Member] USD ($)
Derivative [Line Items]
Senior unsecured bonds issued				700,000,000	700,000,000	900,000,000	900,000,000
Fair Value /Carrying Amount of Liability										162,600,000
Restricted cash - long-term	42,997,000	497,298,000								16,200,000
Derivative fair value, net								(2,137,000)	6,344,000
Unrealized losses on derivatives	34,079,000	(16,019,000)	(8,923,000)								(51,800,000)	(15,400,000)	(2,700,000)
Realized (losses) gains on derivatives											$ (2,200,000)	$ (300,000)	$ 300,000